UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                 FORM 13F


                            FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: December 31, 2006
                                                           ------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       03/06/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              27

Form 13F Information Value Total (thousands):               $118,655.34


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------   ---------  ----------   -------------------   ----------    --------   -------------------
                              Title of                VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class      CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED   NONE

AMB PPTY CORP                    COM     00163T109    6,529.15    111,400  SH              YES         NONE     YES
ARCHSTONE-SMITH TRUST            COM      39583109    7,677.90    131,900  SH              YES         NONE     YES
ASSOCIATED ESTATES RLTY
   CORP                          COM      45604105      130.53       9500  SH              YES         NONE     YES
AVALONBAY CMNTYS INC             COM      53484101    5,220.34     40,141  SH              YES         NONE     YES
BOSTON PROPERTIES INC            COM     101121101   17,285.46    154,500  SH              YES         NONE     YES
CRESCENT REAL ESTATE
   EQUITIES CO.                  COM     225756105    2,614.90    132,400  SH              YES         NONE     YES
DEVELOPERS DIVERSIFIED
   RLTY CORP                     COM     251591103    7,176.30    114,000  SH              YES         NONE     YES
EDUCATION RLTY TR INC            COM     28140H104      285.06      19300  SH              YES         NONE     YES
EQUITY LIFESTYLE PPTYS INC       COM     29472R108      598.73      11000  SH              YES         NONE     YES
EQUITY RESIDENTIAL PPTYS
   TR SH BEN INT                 COM     29476L107    8,424.50    166,000  SH              YES         NONE     YES
EXTRA SPACE STORAGE INC          COM     30225T102      379.81      20800  SH              YES         NONE     YES
GENERAL GROWTH PPTYS INC         COM     370021107    5,202.11     99,600  SH              YES         NONE     YES
HEALTH CARE PPTYS INVS INC       COM     421915109    1,980.92     53,800  SH              YES         NONE     YES
HEALTH CARE REIT INC 1 COM
   & 1 TAKEOVER RT               COM     42217K106    3,239.41     75,300  SH              YES         NONE     YES
HIGHWOODS PPTYS INC              COM     431284108    2,677.93     65,700  SH              YES         NONE     YES
HOST HOTELS & RESORTS, INC.      COM     44107P104    4,387.09    178,700  SH              YES         NONE     YES
MAGUIRE PPTYS INC                COM     559775101    2,396.00     59,900  SH              YES         NONE     YES
NATIONWIDE HEALTH PPTYS INC      COM     638620104    3,330.24    110,200  SH              YES         NONE     YES
PROLOGIS SHS OF BENEFICIAL
   INTEREST                      COM     743410102    1,936.31     31,863  SH              YES         NONE     YES
PUBLIC STORAGE INC               COM     74460D109    4,865.25     49,900  SH              YES         NONE     YES
REGENCY CENTERS CORP             COM     758849103    6,558.46     83,900  SH              YES         NONE     YES
SIMON PROPERTY GROUP INC         COM     828806109    9,916.29     97,900  SH              YES         NONE     YES
SL GREEN REALTY CORP             COM     78440X101    7,661.41     57,700  SH              YES         NONE     YES
STARWOOD HOTELS & RESORTS
   WORLDWIDE INC                 COM     85590A401    4,381.25     70,100  SH              YES         NONE     YES
TAUBMAN CTRS INC                 COM     876664103    1,388.48     27,300  SH              YES         NONE     YES
WEINGARTEN RLTY INVS SH
   BEN INT                       COM     948741103      843.81      18300  SH              YES         NONE     YES
WELLS FARGO SHORT-TERM
   INVESTMENT FUND G             COM     PF9980004    1,567.70  1,567,701  SH              YES         NONE     YES